Summary of Significant Accounting Policies (Details) - EBP 006	12 Months Ended
	Dec. 31, 2025 USD ($) trust	Dec. 31, 2024 USD ($)
EBP, Accounting Policy [Line Items]
Investments at fair value	$ 1,899,264,477	$ 1,497,678,607
Percentage of investments held by the Master Trust	13.00%	18.00%
Investments at fair value	$ 1,235,475,842	$ 987,869,054
Number of common collective trusts | trust	4
Participant paid monthly recordkeeping fee	$ 1.63
Participant paid yearly recordkeeping fee	19.50
Participant paid transaction fees for certain in-service withdrawals and distribution requests	25
Participant paid new loan request fee	50
Amounts allocated to withdrawing participants	101,793	38,618
Marsh common stock at fair value | Master Trust - Commingled Funds
EBP, Accounting Policy [Line Items]
Investments at fair value	569,666,803	722,475,231
Plan identified investments held by master trust at fair value (Notes 2 and 4)
EBP, Accounting Policy [Line Items]
Investments at fair value	$ 1,234,580,701	$ 986,589,973